Fair Value of Financial Instruments - Reconciliation of All Assets and Liabilities Measured Using Level 3 Input (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchases, issuances and settlements:
Net interest income including cash received and paid	$ 1,200	$ 2,200
Level 3
Purchases, issuances and settlements:
Net interest income including cash received and paid			$ 8,100	$ 8,900
Securitized mortgage borrowings
Changes in fair value of assets during the period
Fair value at the beginning of the period		(2,086,557)	(2,086,557)	(2,619,210)
Purchases, issuances and settlements
Fair value at the end of the period				(2,086,557)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period	(1,614,862)	(2,086,557)	(2,086,557)
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(182,378)	14,060
Purchases, issuances and settlements:
Settlements			654,073	518,593
Fair value at the end of the period			(1,614,862)	(2,086,557)
Securitized mortgage borrowings | Interest expense
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(37,090)	(65,421)
Securitized mortgage borrowings | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(145,288)	79,481
Long-term debt
Changes in fair value of assets during the period
Fair value at the beginning of the period	46,536	(44,413)	(44,413)	(45,434)
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(2,123)
Purchases, issuances and settlements
Fair value at the end of the period			46,536	(44,413)
Unrealized gains (losses) still held			15,464
Changes in fair value of liabilities during the period
Fair value in the beginning of the period		17,587	17,587
Total (losses) gains included in earnings:
Total (losses) gains included in earnings				1,021
Purchases, issuances and settlements:
Settlements				(44,413)
Fair value at the end of the period				17,587
Long-term debt | Interest expense
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(1,499)
Total (losses) gains included in earnings:
Total (losses) gains included in earnings				(850)
Long-term debt | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			2,098
Total (losses) gains included in earnings:
Total (losses) gains included in earnings				1,899
Long-term debt | Change in instrument specific credit risk
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(2,722)
Total (losses) gains included in earnings:
Total (losses) gains included in earnings				(28)
Securitized mortgage collateral
Changes in fair value of assets during the period
Fair value at the beginning of the period	(1,639,251)	2,100,175	2,100,175	2,628,064
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			139,597	(91,815)
Purchases, issuances and settlements
Settlements			(600,521)	(436,074)
Fair value at the end of the period			(1,639,251)	2,100,175
Unrealized gains (losses) still held			(104,299)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period		2,100,175	2,100,175
Purchases, issuances and settlements:
Fair value at the end of the period				2,100,175
Unrealized gains (losses) still held				(275,818)
Securitized mortgage collateral | Interest income
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(12,162)	747
Securitized mortgage collateral | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			151,759	(92,562)
Mortgage servicing rights
Changes in fair value of assets during the period
Fair value at the beginning of the period	(749)	339	339	41,470
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(126)	(21,962)
Purchases, issuances and settlements
Issuances			536	2,094
Settlements				(21,263)
Fair value at the end of the period			(749)	339
Unrealized gains (losses) still held			749
Purchases, issuances and settlements:
Unrealized gains (losses) still held				339
Mortgage servicing rights | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(126)	(21,962)
Interest rate lock commitments (IRLCs)
Changes in fair value of assets during the period
Fair value at the beginning of the period	$ (3,111)	$ 7,275	7,275	7,791
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(4,164)	(516)
Purchases, issuances and settlements
Fair value at the end of the period			(3,111)	7,275
Unrealized gains (losses) still held			3,111
Purchases, issuances and settlements:
Unrealized gains (losses) still held				7,275
Interest rate lock commitments (IRLCs) | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			$ (4,164)	$ (516)